FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of the carrying amount and estimated fair value of assets and liabilities measured on recurring basis

DECEMBER 31 (MILLIONS)	2014

	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Investments held in rabbi trusts	$3.4	$3.4	$—	$—
Foreign currency forward contracts	75.5	—	75.5	—
Contingent consideration	0.3	—	—	0.3

Liabilities:
Foreign currency forward contracts	27.9	—	27.9	—
Interest rate swap contracts	24.2	—	24.2	—
Contingent consideration	1.6	—	—	1.6

DECEMBER 31 (MILLIONS)	2013

	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Investments held in rabbi trusts	$4.3	$4.3	$—	$—
Foreign currency forward contracts	20.2	—	20.2	—

Liabilities:
Foreign currency forward contracts	14.2	—	14.2	—
Contingent consideration	16.4	—	—	16.4
Future consideration payable to Champion sellers	86.4	—	—	86.4

Schedule of changes in fair value of contingent consideration

MILLIONS	2014	2013
Contingent consideration at beginning of year	$16.4	$27.3
Amount recognized at transaction date	(0.4)	—
Losses (gains) recognized in earnings	(0.4)	0.4
Settlements	(14.3)	(11.3)
Foreign currency translation	—	—
Contingent consideration at end of year	$1.3	$16.4

Schedule of carrying amount and estimated fair value of long-term debt
DECEMBER 31 (MILLIONS)	2014		2013
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt (including current maturities)	$5,619.5	$5,980.9	$6,548.8	$6,766.0